Commitments and contingencies (Details Narrative) - Exascale Labs Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended
	Jan. 31, 2026	Dec. 16, 2025	Feb. 11, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued	50,000,000
Business combination payable	$ 500,000
ordinary shares per share	$ 10.00
Evana Alpha Pte. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued		1,000
New shares issued		1,000
Proceeds from safes			$ 500